iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .9%
ATI, Inc.
(a)
.............................. 313,741 $ 36,004,917
Boeing Co. (The)
(a)
........................ 1,496,390 324,896,197
BWX Technologies, Inc. .................... 175,438 30,322,704
Carpenter Technology Corp. ................. 91,898 28,933,166
Curtiss-Wright Corp. ....................... 87,534 48,254,868
General Dynamics Corp. .................... 588,565 198,146,293
Hexcel Corp. ............................ 185,363 13,698,326
Huntington Ingalls Industries, Inc. .............. 90,456 30,761,372
L3Harris Technologies, Inc. .................. 434,959 127,690,914
Leonardo DRS, Inc. ....................... 106,336 3,624,994
Loar Holdings, Inc.
(a) (b)
...................... 10,530 716,040
Lockheed Martin Corp. ..................... 346,682 167,679,683
Northrop Grumman Corp. ................... 315,841 180,095,696
RTX Corp. ............................. 3,116,096 571,492,006
StandardAero, Inc.
(a)
....................... 299,255 8,582,633
Textron, Inc. ............................ 412,057 35,919,009
TransDigm Group, Inc. ..................... 106,240 141,283,264
Woodward, Inc. .......................... 139,477 42,166,687
1,990,268,769
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 272,220 43,762,087
Expeditors International of Washington, Inc.
(b)
...... 317,853 47,363,276
FedEx Corp. ............................ 499,177 144,192,268
GXO Logistics, Inc.
(a)
...................... 260,333 13,703,929
United Parcel Service, Inc. , Class B ............ 1,709,491 169,564,412
418,585,972
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 503,987 38,348,371
BorgWarner, Inc. ......................... 494,217 22,269,418
Gentex Corp. ........................... 524,206 12,198,273
Lear Corp. ............................. 123,733 14,179,802
QuantumScape Corp. , Class A
(a) (b)
............. 1,046,829 10,907,958
97,903,822
a
Automobiles  —  0 .5%
Ford Motor Co. .......................... 9,092,289 119,290,832
General Motors Co. ....................... 2,172,780 176,690,470
Harley-Davidson, Inc. ...................... 258,412 5,294,862
Lucid Group, Inc.
(a) (b)
....................... 287,767 3,041,697
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,831,388 36,096,657
Thor Industries, Inc. ....................... 118,028 12,117,935
352,532,453
a
Banks  —  7 .5%
Bank of America Corp. ..................... 14,257,036 784,136,980
Bank OZK ............................. 247,261 11,378,951
BOK Financial Corp. ....................... 51,796 6,135,754
Citigroup, Inc. ........................... 3,395,628 396,235,831
Citizens Financial Group, Inc. ................ 1,008,086 58,882,303
Columbia Banking System, Inc. ............... 686,245 19,180,548
Comerica, Inc. ........................... 296,148 25,744,146
Commerce Bancshares, Inc. ................. 299,872 15,695,301
Cullen/Frost Bankers, Inc. ................... 137,836 17,454,173
East West Bancorp, Inc. .................... 316,823 35,607,737
Fifth Third Bancorp ....................... 1,550,883 72,596,833
First Citizens BancShares, Inc. , Class A .......... 21,060 45,198,551
First Hawaiian, Inc. ....................... 290,248 7,343,274
First Horizon Corp. ........................ 1,176,118 28,109,220
FNB Corp. ............................. 822,637 14,067,093
Huntington Bancshares, Inc. ................. 3,592,231 62,325,208
JPMorgan Chase & Co. .................... 6,327,319 2,038,788,728
Security Shares Value
a
Banks (continued)
KeyCorp ............................... 2,192,444 $ 45,252,044
M&T Bank Corp. ......................... 358,013 72,132,459
Pinnacle Financial Partners, Inc. ............... 164,741 15,717,939
PNC Financial Services Group, Inc. (The) ........ 920,296 192,093,384
Popular, Inc. ............................ 142,555 17,750,949
Prosperity Bancshares, Inc. .................. 211,939 14,647,104
Regions Financial Corp. .................... 2,082,041 56,423,311
SOUTHSTATE BANK CORP. ................. 234,876 22,104,180
Synovus Financial Corp. .................... 321,197 16,075,910
TFS Financial Corp. ....................... 138,781 1,856,890
Truist Financial Corp. ...................... 3,004,546 147,853,709
U.S. Bancorp ........................... 3,637,681 194,106,658
Webster Financial Corp. .................... 391,476 24,639,499
Wells Fargo & Co. ........................ 7,321,690 682,381,508
Western Alliance Bancorp ................... 197,744 16,624,338
Wintrust Financial Corp. .................... 152,940 21,384,071
Zions Bancorp NA ........................ 336,165 19,679,099
5,199,603,683
a
Beverages  —  1 .3%
Boston Beer Co., Inc. (The) , Class A
(a) (b)
.......... 18,405 3,591,368
Brown-Forman Corp. , Class A ................ 100,912 2,654,995
Brown-Forman Corp. , Class B , NVS ............ 342,376 8,922,318
Coca-Cola Co. (The) ...................... 4,631,791 323,808,509
Coca-Cola Consolidated, Inc. ................. 113,883 17,458,264
Constellation Brands, Inc. , Class A ............. 335,187 46,242,399
Keurig Dr Pepper, Inc. ..................... 3,016,237 84,484,798
Molson Coors Beverage Co. , Class B ........... 393,803 18,382,724
PepsiCo, Inc. ........................... 2,754,540 395,331,581
Primo Brands Corp. , Class A ................. 595,087 9,729,672
910,606,628
a
Biotechnology  —  1 .2%
Amgen, Inc. ............................ 328,664 107,575,014
Biogen, Inc.
(a)
........................... 340,226 59,876,374
BioMarin Pharmaceutical, Inc.
(a)
............... 445,122 26,453,601
Caris Life Sciences, Inc.
(a) (b)
.................. 26,135 705,122
Exact Sciences Corp.
(a)
..................... 407,818 41,417,996
Exelixis, Inc.
(a)
........................... 121,332 5,317,982
Gilead Sciences, Inc. ...................... 2,119,755 260,178,729
Incyte Corp.
(a)
........................... 277,059 27,365,117
Insmed, Inc.
(a)
........................... 30,594 5,324,580
Ionis Pharmaceuticals, Inc.
(a)
................. 27,953 2,211,362
Moderna, Inc.
(a) (b)
......................... 834,562 24,611,233
Neurocrine Biosciences, Inc.
(a)
................ 32,439 4,600,823
Regeneron Pharmaceuticals, Inc. .............. 236,359 182,438,421
Revolution Medicines, Inc.
(a)
.................. 401,516 31,980,749
Roivant Sciences Ltd.
(a) (b)
................... 905,357 19,646,247
Sarepta Therapeutics, Inc.
(a) (b)
................ 35,958 773,816
United Therapeutics Corp.
(a)
.................. 98,770 48,125,683
Viking Therapeutics, Inc.
(a) (b)
.................. 232,566 8,181,672
856,784,521
a
Broadline Retail  —  2 .2%
Amazon.com, Inc.
(a)
....................... 6,142,452 1,417,800,771
Dillard's, Inc. , Class A ...................... 6,824 4,137,664
eBay, Inc. .............................. 1,052,150 91,642,265
Etsy, Inc.
(a)
............................. 96,993 5,377,292
Macy's, Inc. ............................ 626,537 13,815,141
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 141,771 15,539,519
1,548,312,652
a
Building Products  —  0 .7%
A O Smith Corp. ......................... 263,585 17,628,565
Advanced Drainage Systems, Inc.
(b)
............ 163,890 23,736,189

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Building Products (continued)
Allegion PLC ............................ 199,412 $ 31,750,379
Armstrong World Industries, Inc. ............... 70,477 13,468,155
Builders FirstSource, Inc.
(a)
.................. 251,737 25,901,220
Carlisle Companies, Inc. .................... 85,144 27,234,160
Carrier Global Corp. ....................... 1,840,329 97,242,984
Fortune Brands Innovations, Inc. .............. 280,255 14,018,355
Hayward Holdings, Inc.
(a)
.................... 459,807 7,104,018
Johnson Controls International PLC ............ 1,537,624 184,130,474
Masco Corp. ............................ 493,029 31,287,620
Owens Corning .......................... 198,918 22,260,913
Simpson Manufacturing Co., Inc. .............. 88,984 14,368,247
Trex Co., Inc.
(a)
.......................... 247,213 8,672,232
518,803,511
a
Capital Markets  —  5 .9%
Affiliated Managers Group, Inc. ............... 64,814 18,684,580
Ameriprise Financial, Inc. ................... 20,255 9,931,837
Bank of New York Mellon Corp. (The) ........... 1,507,062 174,954,828
BlackRock, Inc.
(c)
......................... 355,336 380,330,334
Brookfield Asset Management Ltd. , Class A
(b)
...... 585,049 30,650,717
Bullish
(a) (b)
.............................. 65,026 2,462,535
Carlyle Group, Inc. (The) .................... 606,005 35,820,955
Cboe Global Markets, Inc. ................... 242,947 60,979,697
Charles Schwab Corp. (The) ................. 3,627,602 362,433,716
CME Group, Inc. , Class A ................... 837,612 228,735,085
Coinbase Global, Inc. , Class A
(a)
............... 468,332 105,908,598
Evercore, Inc. , Class A ..................... 85,456 29,076,404
FactSet Research Systems, Inc. ............... 82,340 23,894,245
Franklin Resources, Inc. .................... 712,218 17,014,888
Freedom Holding Corp. N.V.
(a) (b)
............... 6,118 744,438
Goldman Sachs Group, Inc. (The) ............. 647,580 569,222,820
Hamilton Lane, Inc. , Class A ................. 32,221 4,327,602
Houlihan Lokey, Inc. , Class A ................. 77,634 13,523,066
Interactive Brokers Group, Inc. , Class A .......... 941,338 60,537,447
Intercontinental Exchange, Inc. ............... 1,328,710 215,197,872
Invesco Ltd. ............................ 843,373 22,155,409
Janus Henderson Group PLC ................ 290,908 13,838,494
Jefferies Financial Group, Inc. ................ 268,057 16,611,492
KKR & Co., Inc. .......................... 1,185,762 151,160,940
Lazard, Inc. ............................ 172,111 8,357,710
MarketAxess Holdings, Inc. .................. 80,108 14,519,575
Morgan Stanley .......................... 2,682,428 476,211,443
Morningstar, Inc. ......................... 17,585 3,821,396
MSCI, Inc. ............................. 86,153 49,428,561
Nasdaq, Inc. ............................ 1,054,551 102,428,539
Northern Trust Corp. ....................... 440,946 60,228,814
Raymond James Financial, Inc. ............... 415,345 66,700,253
Robinhood Markets, Inc. , Class A
(a)
............. 1,492,972 168,855,133
S&P Global, Inc. ......................... 706,073 368,986,689
SEI Investments Co. ....................... 244,129 20,023,461
State Street Corp. ........................ 649,051 83,734,069
Stifel Financial Corp. ...................... 231,730 29,017,231
T Rowe Price Group, Inc. ................... 508,493 52,059,513
TPG, Inc. , Class A ........................ 18,483 1,179,955
Tradeweb Markets, Inc. , Class A ............... 249,898 26,874,031
Virtu Financial, Inc. , Class A .................. 186,906 6,227,708
XP, Inc. , Class A ......................... 856,255 14,016,894
4,100,868,974
a
Chemicals  —  1 .8%
Air Products and Chemicals, Inc. .............. 517,405 127,809,383
Albemarle Corp. ......................... 272,594 38,555,695
Ashland, Inc. ............................ 108,252 6,351,145
Axalta Coating Systems Ltd.
(a)
................ 505,626 16,336,776
Celanese Corp. .......................... 258,592 10,933,270
Security Shares Value
a
Chemicals (continued)
CF Industries Holdings, Inc. .................. 373,967 $ 28,922,608
Corteva, Inc. ............................ 1,593,344 106,801,848
Dow, Inc. .............................. 1,640,383 38,352,154
DuPont de Nemours, Inc. ................... 974,114 39,159,383
Eastman Chemical Co. ..................... 265,944 16,975,205
Ecolab, Inc. ............................ 438,742 115,178,550
Element Solutions, Inc. ..................... 521,933 13,043,106
FMC Corp. ............................. 287,457 3,987,029
Huntsman Corp. ......................... 381,042 3,810,420
International Flavors & Fragrances, Inc. .......... 593,638 40,005,265
Linde PLC ............................. 1,093,746 466,362,357
LyondellBasell Industries N.V. , Class A .......... 593,542 25,700,369
Mosaic Co. (The) ......................... 730,767 17,604,177
NewMarket Corp. ......................... 13,696 9,412,713
Olin Corp. .............................. 266,058 5,541,988
PPG Industries, Inc. ....................... 526,662 53,961,788
RPM International, Inc. ..................... 294,492 30,627,168
Scotts Miracle-Gro Co. (The) ................. 101,109 5,899,710
Sherwin-Williams Co. (The) .................. 50,639 16,408,555
Solstice Advanced Materials, Inc.
(a)
............. 369,036 17,927,769
Westlake Corp. .......................... 77,466 5,727,836
1,261,396,267
a
Commercial Services & Supplies  —  0 .3%
Clean Harbors, Inc.
(a)
...................... 118,567 27,801,590
Copart, Inc.
(a)
........................... 140,369 5,495,446
MSA Safety, Inc. ......................... 85,719 13,727,041
RB Global, Inc.
(b)
......................... 405,723 41,736,725
Republic Services, Inc. ..................... 471,806 99,989,846
Tetra Tech, Inc. .......................... 495,911 16,632,855
Veralto Corp. ............................ 333,222 33,248,891
238,632,394
a
Communications Equipment  —  1 .4%
Ciena Corp.
(a)
........................... 328,519 76,830,739
Cisco Systems, Inc. ....................... 9,270,344 714,094,598
F5, Inc.
(a)
.............................. 134,066 34,221,687
Lumentum Holdings, Inc.
(a) (b)
................. 151,648 55,895,936
Motorola Solutions, Inc. .................... 224,618 86,100,572
967,143,532
a
Construction & Engineering  —  0 .3%
AECOM ............................... 308,494 29,408,733
API Group Corp.
(a) (b)
....................... 853,921 32,671,018
EMCOR Group, Inc. ....................... 67,371 41,216,904
Everus Construction Group, Inc.
(a)
.............. 117,934 10,090,433
MasTec, Inc.
(a)
........................... 113,912 24,761,051
Quanta Services, Inc. ...................... 76,998 32,497,776
Valmont Industries, Inc. ..................... 45,994 18,504,306
WillScot Holdings Corp. , Class A .............. 307,038 5,781,526
194,931,747
a
Construction Materials  —  0 .6%
CRH PLC .............................. 1,579,606 197,134,829
Eagle Materials, Inc. ....................... 70,013 14,470,287
James Hardie Industries PLC
(a) (b)
.............. 122,402 2,539,841
Martin Marietta Materials, Inc. ................ 139,668 86,965,677
Vulcan Materials Co. ...................... 307,897 87,818,382
388,929,016
a
Consumer Finance  —  1 .2%
Ally Financial, Inc. ........................ 570,235 25,825,943
American Express Co. ..................... 845,391 312,752,401
Capital One Financial Corp. .................. 1,464,025 354,821,099
Credit Acceptance Corp.
(a) (b)
.................. 9,162 4,062,981
Figure Technology Solutions, Inc. , Class A
(a) (b)
...... 66,432 2,713,083

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Consumer Finance (continued)
OneMain Holdings, Inc. ..................... 276,108 $ 18,651,095
SLM Corp. ............................. 418,102 11,313,840
SoFi Technologies, Inc.
(a) (b)
.................. 2,436,924 63,798,670
Synchrony Financial ....................... 838,354 69,943,874
863,882,986
a
Consumer Staples Distribution & Retail  —  2 .2%
Albertsons Companies, Inc. , Class A ............ 934,221 16,040,575
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 260,500 23,452,815
Casey's General Stores, Inc. ................. 72,888 40,285,927
Dollar General Corp. ...................... 511,594 67,924,335
Dollar Tree, Inc.
(a) (b)
....................... 448,663 55,190,036
Kroger Co. (The) ......................... 1,412,383 88,245,690
Maplebear, Inc.
(a)
......................... 399,277 17,959,480
Performance Food Group Co.
(a)
............... 312,583 28,107,463
Sysco Corp. ............................ 522,025 38,468,022
Target Corp. ............................ 1,058,619 103,480,007
U.S. Foods Holding Corp.
(a)
.................. 522,404 39,347,469
Walmart, Inc. ............................ 9,120,774 1,016,145,431
1,534,647,250
a
Containers & Packaging  —  0 .5%
Amcor PLC ............................. 5,346,964 44,593,680
AptarGroup, Inc. ......................... 153,225 18,687,321
Avery Dennison Corp. ...................... 180,229 32,780,050
Ball Corp. .............................. 643,649 34,094,088
Crown Holdings, Inc. ...................... 270,786 27,882,834
Graphic Packaging Holding Co. ............... 690,131 10,393,373
International Paper Co. ..................... 1,219,630 48,041,226
Packaging Corp. of America ................. 204,624 42,199,607
Sealed Air Corp. ......................... 335,993 13,920,190
Silgan Holdings, Inc. ....................... 209,499 8,457,475
Smurfit WestRock PLC ..................... 1,206,724 46,664,017
Sonoco Products Co. ...................... 228,073 9,953,106
337,666,967
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 321,371 39,515,778
LKQ Corp. ............................. 595,801 17,993,190
Pool Corp. ............................. 62,494 14,295,503
71,804,471
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 1,183,940 9,554,396
Bright Horizons Family Solutions, Inc.
(a)
.......... 114,603 11,620,744
Grand Canyon Education, Inc.
(a)
............... 46,362 7,710,464
H&R Block, Inc. .......................... 255,314 11,126,584
Liberty Live Holdings, Inc. , Class A
(a)
............ 45,640 3,719,660
Liberty Live Holdings, Inc. , Class C
(a)
............ 106,037 8,818,037
Service Corp. International .................. 326,065 25,423,288
77,973,173
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 502,252 32,324,939
a
Diversified Telecommunication Services  —  1 .2%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 38,968 2,830,246
AT&T, Inc. .............................. 16,097,253 399,855,764
Frontier Communications Parent, Inc.
(a)
.......... 565,922 21,544,651
GCI Liberty, Inc. , Series A
(a)
.................. 6,380 235,230
GCI Liberty, Inc. , Series C , NVS
(a) (b)
............. 58,703 2,184,339
Iridium Communications, Inc. ................. 202,343 3,516,721
Liberty Global Ltd. , Class A
(a) (b)
................ 387,722 4,319,223
Liberty Global Ltd. , Class C , NVS
(a) (b)
............ 324,767 3,585,428
Security Shares Value
a
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. ................ 9,836,911 $ 400,657,385
838,728,987
a
Electric Utilities  —  2 .8%
Alliant Energy Corp. ....................... 595,333 38,702,598
American Electric Power Co., Inc. .............. 1,246,066 143,683,871
Constellation Energy Corp.
(b)
................. 729,505 257,712,231
Duke Energy Corp. ....................... 1,811,958 212,379,597
Edison International ....................... 887,683 53,278,734
Entergy Corp. ........................... 1,039,966 96,124,057
Evergy, Inc. ............................. 533,405 38,666,529
Eversource Energy ....................... 865,072 58,245,298
Exelon Corp. ............................ 2,354,209 102,619,970
FirstEnergy Corp. ........................ 1,278,000 57,216,060
IDACORP, Inc. .......................... 124,987 15,818,355
NextEra Energy, Inc. ...................... 4,858,967 390,077,871
OGE Energy Corp. ........................ 471,439 20,130,445
PG&E Corp. ............................ 5,095,000 81,876,650
Pinnacle West Capital Corp. ................. 278,884 24,737,011
PPL Corp. ............................. 1,721,114 60,273,412
Southern Co. (The) ....................... 2,566,413 223,791,214
Xcel Energy, Inc. ......................... 1,378,426 101,810,544
1,977,144,447
a
Electrical Equipment  —  1 .2%
Acuity, Inc. ............................. 72,261 26,016,850
AMETEK, Inc. ........................... 536,562 110,161,544
Eaton Corp. PLC ......................... 912,754 290,721,277
Emerson Electric Co. ...................... 1,312,716 174,223,668
Generac Holdings, Inc.
(a)
.................... 136,760 18,649,961
Hubbell, Inc. ............................ 124,053 55,093,178
nVent Electric PLC ........................ 377,287 38,471,955
Regal Rexnord Corp. ...................... 154,657 21,701,470
Rockwell Automation, Inc. ................... 242,358 94,294,227
Sensata Technologies Holding PLC ............ 336,231 11,193,130
840,527,260
a
Electronic Equipment, Instruments & Components  —  0 .9%
Arrow Electronics, Inc.
(a)
.................... 119,619 13,179,621
Avnet, Inc. ............................. 193,210 9,289,537
CDW Corp. ............................. 282,810 38,518,722
Cognex Corp. ........................... 388,938 13,993,989
Coherent Corp.
(a)
......................... 361,812 66,779,641
Corning, Inc. ............................ 1,818,420 159,220,855
Crane NXT Co. .......................... 113,447 5,339,950
Flex Ltd.
(a)
.............................. 866,243 52,338,402
Ingram Micro Holding Corp.
(b)
................. 47,500 1,013,650
IPG Photonics Corp.
(a)
..................... 57,983 4,151,583
Jabil, Inc. .............................. 85,034 19,389,453
Keysight Technologies, Inc.
(a)
................. 400,734 81,425,141
Littelfuse, Inc. ........................... 57,018 14,420,993
Ralliant Corp. ........................... 266,289 13,556,773
TD SYNNEX Corp. ........................ 179,356 26,944,652
Teledyne Technologies, Inc.
(a)
................. 108,156 55,238,514
Vontier Corp. ............................ 342,750 12,743,445
Zebra Technologies Corp. , Class A
(a)
............ 117,860 28,618,765
616,163,686
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 2,309,800 105,188,292
Halliburton Co. .......................... 1,954,677 55,239,172
NOV, Inc. .............................. 865,734 13,531,423
SLB Ltd. ............................... 3,217,272 123,478,899
TechnipFMC PLC ........................ 944,702 42,095,921

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Energy Equipment & Services (continued)
Weatherford International PLC ................ 164,978 $ 12,911,178
352,444,885
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 585,679 119,671,790
Liberty Media Corp.-Liberty Formula One , Series A
(a) (b)
35,314 3,156,365
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 335,151 33,015,725
Madison Square Garden Sports Corp.
(a) (b)
......... 37,411 9,676,355
Roku, Inc. , Class A
(a)
...................... 262,110 28,436,314
Take-Two Interactive Software, Inc.
(a)
............ 280,420 71,795,933
TKO Group Holdings, Inc. , Class A ............. 91,484 19,120,156
Walt Disney Co. (The) ..................... 4,217,892 479,869,573
Warner Bros Discovery, Inc. , Series A
(a)
.......... 5,424,578 156,336,338
921,078,549
a
Financial Services  —  3 .9%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 259,447 19,310,640
Apollo Global Management, Inc. ............... 291,773 42,237,060
Berkshire Hathaway, Inc. , Class B
(a)
............ 4,295,828 2,159,297,944
Block, Inc. , Class A
(a) (b)
..................... 784,700 51,076,123
Euronet Worldwide, Inc.
(a)
................... 90,855 6,914,974
Fidelity National Information Services, Inc. ........ 1,226,406 81,506,943
Fiserv, Inc.
(a)
............................ 908,270 61,008,496
Global Payments, Inc. ..................... 569,136 44,051,126
Jack Henry & Associates, Inc. ................ 169,885 31,000,615
MGIC Investment Corp. .................... 512,002 14,960,698
PayPal Holdings, Inc. ...................... 2,182,038 127,387,378
Rocket Companies, Inc. , Class A .............. 2,194,357 42,482,752
UWM Holdings Corp. , Class A ................ 371,992 1,629,325
Voya Financial, Inc. ....................... 226,385 16,863,419
Western Union Co. (The) ................... 480,772 4,475,987
WEX, Inc.
(a) (b)
............................ 73,905 11,010,367
2,715,213,847
a
Food Products  —  0 .9%
Archer-Daniels-Midland Co. .................. 1,113,234 63,999,823
Bunge Global SA ......................... 314,012 27,972,189
Campbell's Company (The) .................. 449,401 12,524,806
Conagra Brands, Inc. ...................... 1,102,903 19,091,251
Darling Ingredients, Inc.
(a)
................... 321,696 11,581,056
Flowers Foods, Inc. ....................... 432,607 4,706,764
Freshpet, Inc.
(a)
.......................... 80,936 4,931,430
General Mills, Inc. ........................ 1,242,351 57,769,321
Hershey Co. (The) ........................ 298,307 54,285,908
Hormel Foods Corp. ....................... 670,321 15,886,608
Ingredion, Inc. ........................... 147,923 16,309,990
J M Smucker Co. (The) ..................... 242,674 23,735,944
Kraft Heinz Co. (The) ...................... 1,988,528 48,221,804
Lamb Weston Holdings, Inc. ................. 315,831 13,230,160
McCormick & Co., Inc. , NVS ................. 586,933 39,976,007
Mondelez International, Inc. , Class A ............ 3,017,555 162,434,986
Pilgrim's Pride Corp. ....................... 101,241 3,947,387
Post Holdings, Inc.
(a)
....................... 116,969 11,585,779
Seaboard Corp. .......................... 563 2,502,434
Smithfield Foods, Inc. ...................... 104,834 2,340,943
Tyson Foods, Inc. , Class A .................. 648,475 38,013,604
635,048,194
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 372,735 62,481,568
MDU Resources Group, Inc. ................. 469,971 9,173,834
National Fuel Gas Co. ..................... 207,753 16,632,705
UGI Corp. .............................. 505,021 18,902,936
107,191,043
a
Security Shares Value
a
Ground Transportation  —  1 .2%
Avis Budget Group, Inc.
(a) (b)
.................. 26,669 $ 3,422,166
CSX Corp. ............................. 4,372,039 158,486,414
JB Hunt Transport Services, Inc. .............. 180,625 35,102,662
Knight-Swift Transportation Holdings, Inc. ........ 364,828 19,073,208
Landstar System, Inc. ...................... 80,307 11,540,116
Lyft, Inc. , Class A
(a) (b)
....................... 774,603 15,004,060
Norfolk Southern Corp. ..................... 525,979 151,860,657
Old Dominion Freight Line, Inc. ............... 407,705 63,928,144
Ryder System, Inc. ........................ 93,196 17,836,782
Saia, Inc.
(a)
............................. 62,430 20,384,644
Schneider National, Inc. , Class B .............. 119,951 3,182,300
U-Haul Holding Co.
(a) (b)
..................... 11,287 568,977
U-Haul Holding Co. , Series N , NVS
(b)
........... 145,220 6,787,583
Union Pacific Corp. ....................... 1,282,963 296,775,001
XPO, Inc.
(a)
............................. 211,005 28,677,690
832,630,404
a
Health Care Equipment & Supplies  —  2 .8%
Abbott Laboratories ....................... 4,033,017 505,296,700
Align Technology, Inc.
(a)
..................... 159,008 24,829,099
Baxter International, Inc.
(b)
................... 1,197,894 22,891,754
Becton Dickinson & Co. .................... 666,209 129,291,181
Boston Scientific Corp.
(a)
.................... 2,845,298 271,299,164
Cooper Companies, Inc. (The)
(a)
............... 461,738 37,844,046
DENTSPLY SIRONA, Inc. ................... 461,329 5,272,990
Edwards Lifesciences Corp.
(a)
................ 1,340,487 114,276,517
Envista Holdings Corp.
(a)
.................... 389,181 8,449,120
GE HealthCare Technologies, Inc. ............. 1,066,037 87,436,355
Globus Medical, Inc. , Class A
(a)
............... 262,632 22,930,400
Hologic, Inc.
(a)
........................... 516,989 38,510,511
Medtronic PLC .......................... 2,986,843 286,916,139
ResMed, Inc. ........................... 259,099 62,409,176
Solventum Corp.
(a)
........................ 342,921 27,173,060
STERIS PLC ............................ 227,693 57,724,729
Stryker Corp. ........................... 595,514 209,305,306
Teleflex, Inc. ............................ 103,577 12,640,537
Zimmer Biomet Holdings, Inc. ................ 461,214 41,472,363
1,965,969,147
a
Health Care Providers & Services  —  2 .6%
Acadia Healthcare Co., Inc.
(a) (b)
................ 210,780 2,990,968
Cardinal Health, Inc. ....................... 275,356 56,585,658
Centene Corp.
(a)
......................... 1,136,894 46,783,188
Chemed Corp. ........................... 30,341 12,981,700
Cigna Group (The) ........................ 564,834 155,459,262
CVS Health Corp. ........................ 2,917,086 231,499,945
Elevance Health, Inc. ...................... 518,087 181,615,398
Encompass Health Corp. ................... 232,995 24,730,089
HCA Healthcare, Inc.
(b)
..................... 297,643 138,957,611
Henry Schein, Inc.
(a)
....................... 250,293 18,917,145
Humana, Inc. ........................... 280,363 71,809,375
Labcorp Holdings, Inc. ..................... 194,376 48,765,051
McKesson Corp. ......................... 22,609 18,545,937
Molina Healthcare, Inc.
(a)
.................... 55,983 9,715,290
Quest Diagnostics, Inc. ..................... 258,173 44,800,761
Tenet Healthcare Corp.
(a)
.................... 201,966 40,134,684
UnitedHealth Group, Inc. .................... 2,119,440 699,648,338
Universal Health Services, Inc. , Class B ......... 126,047 27,480,767
1,831,421,167
a
Health Care REITs  —  0 .7%
Alexandria Real Estate Equities, Inc. ............ 397,521 19,454,678
Healthcare Realty Trust, Inc. , Class A ........... 760,218 12,885,695
Healthpeak Properties, Inc. .................. 1,620,042 26,050,275
Medical Properties Trust, Inc. ................. 1,156,039 5,780,195

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care REITs (continued)
Omega Healthcare Investors, Inc. .............. 687,076 $ 30,464,950
Ventas, Inc. ............................ 1,090,486 84,381,807
Welltower, Inc. ........................... 1,601,501 297,254,600
476,272,200
a
Health Care Technology  —  0 .0%
Certara, Inc.
(a)
........................... 280,869 2,474,456
Veeva Systems, Inc. , Class A
(a)
............... 70,777 15,799,550
18,274,006
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 1,604,560 28,448,849
Park Hotels & Resorts, Inc. .................. 455,189 4,761,277
33,210,126
a
Hotels, Restaurants & Leisure  —  1 .5%
Aramark ............................... 611,264 22,531,191
Booking Holdings, Inc. ..................... 4,592 24,591,675
Boyd Gaming Corp. ....................... 130,968 11,163,712
Caesars Entertainment, Inc.
(a) (b)
............... 479,128 11,206,804
Carnival Corp.
(a)
.......................... 1,731,558 52,881,781
Choice Hotels International, Inc.
(b)
.............. 43,665 4,159,528
Churchill Downs, Inc. ...................... 23,766 2,704,095
Darden Restaurants, Inc. ................... 13,581 2,499,176
Domino's Pizza, Inc. ....................... 51,910 21,637,126
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 63,524 13,660,201
Hyatt Hotels Corp. , Class A
(b)
................. 93,203 14,942,305
Marriott International, Inc. , Class A ............. 122,627 38,043,801
McDonald's Corp. ........................ 1,570,828 480,092,162
MGM Resorts International
(a)
................. 474,655 17,320,161
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 99,834 2,228,295
Penn Entertainment, Inc.
(a)
................... 345,650 5,098,338
Restaurant Brands International, Inc. ............ 271,862 18,549,144
Starbucks Corp. .......................... 2,298,700 193,573,527
Travel + Leisure Co. ....................... 97,892 6,904,323
Vail Resorts, Inc. ......................... 15,389 2,043,659
Wendy's Co. (The) ........................ 223,923 1,865,279
Wyndham Hotels & Resorts, Inc. .............. 18,366 1,387,735
Wynn Resorts Ltd. ........................ 177,671 21,379,151
Yum! Brands, Inc. ........................ 431,051 65,209,395
1,035,672,564
a
Household Durables  —  0 .6%
DR Horton, Inc. .......................... 612,589 88,231,194
Garmin Ltd. ............................. 378,089 76,695,354
Lennar Corp. , Class A ...................... 477,802 49,118,046
Lennar Corp. , Class B ..................... 22,018 2,094,352
Mohawk Industries, Inc.
(a)
................... 118,888 12,994,458
Newell Brands, Inc. ....................... 965,242 3,590,700
NVR, Inc.
(a)
............................. 6,362 46,396,603
PulteGroup, Inc. ......................... 456,096 53,481,817
SharkNinja, Inc.
(a) (b)
....................... 159,301 17,825,782
Toll Brothers, Inc. ......................... 226,583 30,638,553
TopBuild Corp.
(a)
......................... 61,976 25,855,767
Whirlpool Corp. .......................... 124,386 8,973,206
415,895,832
a
Household Products  —  1 .4%
Church & Dwight Co., Inc. ................... 559,690 46,930,007
Clorox Co. (The) ......................... 287,977 29,036,721
Colgate-Palmolive Co. ..................... 982,719 77,654,455
Kimberly-Clark Corp. ...................... 494,523 49,892,425
Procter & Gamble Co. (The) ................. 5,470,757 784,014,186
Reynolds Consumer Products, Inc. ............. 126,460 2,898,463
990,426,257
a
Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 1,664,883 $ 23,874,422
Brookfield Renewable Corp. ................. 312,939 11,998,081
Clearway Energy, Inc. , Class A ................ 80,288 2,522,649
Clearway Energy, Inc. , Class C ............... 188,408 6,266,450
Talen Energy Corp.
(a)
...................... 105,163 39,419,299
84,080,901
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 1,042,188 166,854,299
Honeywell International, Inc. ................. 1,481,161 288,959,699
455,813,998
a
Industrial REITs  —  0 .5%
Americold Realty Trust, Inc. .................. 660,546 8,494,622
EastGroup Properties, Inc. .................. 124,128 22,112,162
First Industrial Realty Trust, Inc. ............... 296,671 16,990,348
Lineage, Inc. ............................ 163,978 5,739,230
Prologis, Inc. ............................ 2,160,444 275,802,281
Rexford Industrial Realty, Inc. ................ 555,193 21,497,073
STAG Industrial, Inc. ...................... 432,544 15,900,317
366,536,033
a
Insurance  —  3 .6%
Aflac, Inc. .............................. 1,118,514 123,338,539
Allstate Corp. (The) ....................... 614,600 127,928,990
American Financial Group, Inc. ............... 155,094 21,198,248
American International Group, Inc. ............. 1,289,981 110,357,875
Aon PLC , Class A ........................ 37,219 13,133,841
Arch Capital Group Ltd.
(a)
................... 830,747 79,685,252
Arthur J Gallagher & Co. .................... 554,687 143,547,449
Assurant, Inc. ........................... 118,579 28,559,752
Assured Guaranty Ltd. ..................... 107,849 9,692,390
Axis Capital Holdings Ltd. ................... 168,663 18,062,121
Brighthouse Financial, Inc.
(a)
................. 132,446 8,581,176
Brown & Brown, Inc. ....................... 601,388 47,930,624
Chubb Ltd. ............................. 851,283 265,702,450
Cincinnati Financial Corp. ................... 358,352 58,526,049
CNA Financial Corp. ....................... 48,397 2,310,473
Everest Group Ltd. ........................ 84,415 28,646,230
F&G Annuities & Life, Inc. ................... 36,124 1,114,425
Fidelity National Financial, Inc. ................ 602,841 32,909,090
First American Financial Corp. ................ 227,794 13,995,663
Globe Life, Inc. .......................... 185,387 25,928,226
Hanover Insurance Group, Inc. (The) ........... 82,836 15,139,936
Hartford Insurance Group, Inc. (The) ............ 654,246 90,155,099
Kemper Corp. ........................... 141,579 5,739,613
Lincoln National Corp. ..................... 378,370 16,848,816
Loews Corp. ............................ 396,092 41,712,448
Markel Group, Inc.
(a)
....................... 22,988 49,416,154
Marsh & McLennan Companies, Inc. ............ 1,013,210 187,970,719
MetLife, Inc. ............................ 1,295,974 102,304,188
Old Republic International Corp. ............... 535,541 24,442,091
Primerica, Inc. ........................... 77,332 19,979,495
Principal Financial Group, Inc. ................ 514,501 45,384,133
Progressive Corp. (The) .................... 1,296,380 295,211,654
Prudential Financial, Inc. .................... 815,650 92,070,572
Reinsurance Group of America, Inc. ............ 154,053 31,343,623
RenaissanceRe Holdings Ltd. ................ 107,208 30,142,601
RLI Corp. .............................. 179,457 11,481,659
Travelers Companies, Inc. (The) ............... 518,405 150,368,554
Unum Group ............................ 392,138 30,390,695
W R Berkley Corp. ........................ 673,120 47,199,174
White Mountains Insurance Group Ltd.
(b)
......... 5,793 12,038,028

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Insurance (continued)
Willis Towers Watson PLC ................... 222,917 $ 73,250,526
2,533,738,641
a
Interactive Media & Services  —  4 .8%
Alphabet, Inc. , Class A ..................... 4,805,498 1,504,120,874
Alphabet, Inc. , Class C , NVS ................. 3,912,837 1,227,848,251
IAC, Inc.
(a)
.............................. 155,554 6,082,161
Match Group, Inc. ........................ 566,384 18,288,539
Meta Platforms, Inc. , Class A ................. 906,966 598,679,187
Pinterest, Inc. , Class A
(a)
.................... 696,451 18,031,116
Trump Media & Technology Group Corp.
(a) (b)
....... 170,340 2,255,302
ZoomInfo Technologies, Inc.
(a) (b)
............... 684,771 6,964,121
3,382,269,551
a
IT Services  —  2 .0%
Accenture PLC , Class A .................... 1,458,005 391,182,741
Akamai Technologies, Inc.
(a)
.................. 332,865 29,042,471
Amdocs Ltd. ............................ 255,862 20,599,450
Cognizant Technology Solutions Corp. , Class A ..... 1,125,894 93,449,202
DXC Technology Co.
(a)
..................... 415,883 6,092,686
EPAM Systems, Inc.
(a)
...................... 127,031 26,026,111
Globant SA
(a) (b)
.......................... 90,432 5,911,540
International Business Machines Corp. .......... 2,167,023 641,893,883
Kyndryl Holdings, Inc.
(a) (b)
................... 501,126 13,309,907
MongoDB, Inc. , Class A
(a)
................... 165,469 69,445,685
Okta, Inc. , Class A
(a) (b)
...................... 236,244 20,428,019
Twilio, Inc. , Class A
(a)
...................... 271,642 38,638,358
VeriSign, Inc. ........................... 195,471 47,489,679
1,403,509,732
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 151,816 11,270,820
Hasbro, Inc. ............................ 309,733 25,398,106
Mattel, Inc.
(a)
............................ 744,087 14,762,686
YETI Holdings, Inc.
(a) (b)
..................... 191,244 8,447,247
59,878,859
a
Life Sciences Tools & Services  —  2 .0%
Agilent Technologies, Inc. ................... 663,651 90,302,992
Avantor, Inc.
(a)
........................... 1,551,050 17,775,033
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 43,419 13,155,523
Bio-Techne Corp. ......................... 363,496 21,377,200
Bruker Corp. ............................ 239,370 11,276,721
Charles River Laboratories International, Inc.
(a)
..... 113,040 22,549,219
Danaher Corp. .......................... 1,466,597 335,733,385
Illumina, Inc.
(a)
........................... 357,813 46,930,753
IQVIA Holdings, Inc.
(a) (b)
..................... 393,424 88,681,704
Mettler-Toledo International, Inc.
(a)
............. 48,316 67,361,684
QIAGEN N.V.
(b)
.......................... 499,220 22,449,923
Repligen Corp.
(a)
......................... 106,881 17,513,521
Revvity, Inc.
(b)
........................... 273,418 26,453,191
Sotera Health Co.
(a)
....................... 429,044 7,568,336
Thermo Fisher Scientific, Inc. ................. 879,557 509,659,304
Waters Corp.
(a) (b)
......................... 65,913 25,035,735
West Pharmaceutical Services, Inc. ............ 165,852 45,632,519
1,369,456,743
a
Machinery  —  3 .5%
AGCO Corp. ............................ 143,836 15,004,971
Allison Transmission Holdings, Inc. ............. 163,840 16,039,936
Caterpillar, Inc. .......................... 945,701 541,763,732
CNH Industrial N.V. ....................... 2,055,186 18,948,815
Crane Co. .............................. 115,213 21,248,734
Cummins, Inc. ........................... 320,531 163,615,049
Deere & Co. ............................ 569,064 264,939,126
Donaldson Co., Inc. ....................... 269,355 23,881,014
Security Shares Value
a
Machinery (continued)
Dover Corp. ............................ 314,553 $ 61,413,328
Esab Corp. ............................. 131,941 14,740,448
Flowserve Corp. ......................... 301,788 20,938,051
Fortive Corp. ............................ 738,894 40,794,338
Gates Industrial Corp. PLC
(a)
................. 587,066 12,604,307
Graco, Inc. ............................. 384,756 31,538,449
IDEX Corp. ............................. 175,316 31,195,729
Illinois Tool Works, Inc. ..................... 453,939 111,805,176
Ingersoll Rand, Inc.
(b)
...................... 934,789 74,053,985
ITT, Inc. ............................... 196,856 34,156,485
Lincoln Electric Holdings, Inc. ................ 126,665 30,354,001
Middleby Corp. (The)
(a)
..................... 110,936 16,492,855
Mueller Industries, Inc. ..................... 251,285 28,847,518
Nordson Corp. ........................... 124,892 30,027,784
Oshkosh Corp. .......................... 148,115 18,607,687
Otis Worldwide Corp. ...................... 908,825 79,385,864
PACCAR, Inc. ........................... 1,200,333 131,448,467
Parker-Hannifin Corp. ...................... 294,601 258,942,495
Pentair PLC ............................ 379,053 39,474,579
RBC Bearings, Inc.
(a)
...................... 57,318 25,703,111
Snap-on, Inc. ........................... 118,792 40,935,723
Stanley Black & Decker, Inc. ................. 358,124 26,601,451
Timken Co. (The) ......................... 144,980 12,197,167
Toro Co. (The) ........................... 231,119 18,193,688
Westinghouse Air Brake Technologies Corp. ....... 394,907 84,292,899
Xylem, Inc. ............................. 565,288 76,980,920
2,417,167,882
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a) (b)
........................... 131,255 14,461,676
a
Media  —  0 .7%
Charter Communications, Inc. , Class A
(a) (b)
........ 194,723 40,648,426
Comcast Corp. , Class A .................... 8,418,324 251,623,704
DoubleVerify Holdings, Inc.
(a)
................. 161,356 1,845,913
Fox Corp. , Class A , NVS .................... 480,680 35,123,288
Fox Corp. , Class B ........................ 346,636 22,507,075
Liberty Broadband Corp. , Series A
(a)
............ 31,904 1,540,325
Liberty Broadband Corp. , Series C , NVS
(a)
........ 204,903 9,958,286
New York Times Co. (The) , Class A ............. 372,270 25,842,983
News Corp. , Class A , NVS .................. 877,328 22,915,807
News Corp. , Class B
(b)
..................... 292,288 8,660,494
Nexstar Media Group, Inc. ................... 61,347 12,456,508
NIQ Global Intelligence PLC
(a)
................ 55,248 911,040
Omnicom Group, Inc. ...................... 745,005 60,159,154
Sirius XM Holdings, Inc. .................... 439,814 8,794,081
502,987,084
a
Metals & Mining  —  1 .2%
Alcoa Corp. ............................. 604,541 32,125,309
Anglogold Ashanti PLC ..................... 1,025,995 87,496,853
Cleveland-Cliffs, Inc.
(a)
..................... 1,302,468 17,296,775
Freeport-McMoRan, Inc. .................... 3,331,256 169,194,492
MP Materials Corp. , Class A
(a) (b)
............... 303,693 15,342,570
Newmont Corp. .......................... 2,558,840 255,500,174
Nucor Corp. ............................ 535,222 87,300,060
Reliance, Inc. ........................... 122,286 35,324,757
Royal Gold, Inc. .......................... 190,209 42,281,559
Southern Copper Corp. ..................... 193,112 27,705,779
Steel Dynamics, Inc. ....................... 288,146 48,826,340
818,394,668
a
Mortgage REITs  —  0 .1%
AGNC Investment Corp. .................... 2,494,348 26,739,410
Annaly Capital Management, Inc. .............. 1,591,721 35,590,882

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Mortgage REITs (continued)
Rithm Capital Corp. ....................... 1,287,609 $ 14,034,938
Starwood Property Trust, Inc. ................. 807,468 14,542,499
90,907,729
a
Multi-Utilities  —  1 .1%
Ameren Corp. ........................... 627,400 62,652,164
CenterPoint Energy, Inc. .................... 1,515,880 58,118,839
CMS Energy Corp. ........................ 704,852 49,290,300
Consolidated Edison, Inc. ................... 839,507 83,379,835
Dominion Energy, Inc. ...................... 1,987,734 116,461,335
DTE Energy Co. ......................... 482,582 62,243,426
NiSource, Inc. ........................... 1,111,214 46,404,297
Public Service Enterprise Group, Inc. ........... 1,163,036 93,391,791
Sempra ............................... 1,520,351 134,231,790
WEC Energy Group, Inc. .................... 758,332 79,973,693
786,147,470
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 370,522 25,002,824
Cousins Properties, Inc. .................... 386,629 9,967,296
Highwoods Properties, Inc. .................. 245,669 6,343,174
Kilroy Realty Corp. ........................ 271,817 10,157,801
Vornado Realty Trust ...................... 408,815 13,605,363
65,076,458
a
Oil, Gas & Consumable Fuels  —  5 .2%
Antero Midstream Corp. .................... 775,104 13,789,100
Antero Resources Corp.
(a)
................... 677,868 23,359,331
APA Corp. ............................. 821,891 20,103,454
Cheniere Energy, Inc. ...................... 272,897 53,048,448
Chevron Corp. ........................... 4,363,612 665,058,105
Chord Energy Corp. ....................... 133,026 12,331,510
Civitas Resources, Inc. ..................... 213,771 5,791,056
ConocoPhillips .......................... 2,912,878 272,674,510
Coterra Energy, Inc. ....................... 1,747,624 45,997,464
Devon Energy Corp. ....................... 1,441,004 52,783,977
Diamondback Energy, Inc. ................... 437,168 65,719,465
DT Midstream, Inc. ........................ 237,238 28,392,644
EOG Resources, Inc. ...................... 1,272,839 133,660,823
EQT Corp. ............................. 1,447,481 77,584,982
Expand Energy Corp. ...................... 529,598 58,446,435
Exxon Mobil Corp. ........................ 9,840,148 1,184,163,410
HF Sinclair Corp. ......................... 333,335 15,360,077
Kinder Morgan, Inc. ....................... 4,529,180 124,507,158
Marathon Petroleum Corp. .................. 708,307 115,191,967
Matador Resources Co. .................... 270,600 11,484,264
Occidental Petroleum Corp. .................. 1,642,574 67,542,643
ONEOK, Inc. ............................ 1,455,427 106,973,885
Ovintiv, Inc. ............................. 594,664 23,304,882
Permian Resources Corp. , Class A ............. 1,656,228 23,236,879
Phillips 66 .............................. 871,486 112,456,553
Range Resources Corp. .................... 546,997 19,287,114
Valero Energy Corp. ....................... 707,989 115,253,529
Viper Energy, Inc. , Class A .................. 391,798 15,135,157
Williams Companies, Inc. (The) ............... 2,686,159 161,465,018
3,624,103,840
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 146,006 11,791,445
a
Passenger Airlines  —  0 .4%
Alaska Air Group, Inc.
(a)
..................... 220,360 11,084,108
American Airlines Group, Inc.
(a)
................ 1,417,503 21,730,321
Delta Air Lines, Inc. ....................... 1,518,951 105,415,199
Southwest Airlines Co. ..................... 960,206 39,685,314
Security Shares Value
a
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a)
................ 756,325 $ 84,572,262
262,487,204
a
Personal Care Products  —  0 .2%
BellRing Brands, Inc.
(a)
..................... 294,031 7,859,449
Coty, Inc. , Class A
(a)
....................... 799,948 2,463,840
elf Beauty, Inc.
(a) (b)
........................ 126,868 9,647,043
Estee Lauder Companies, Inc. (The) , Class A ...... 569,157 59,602,121
Kenvue, Inc. ............................ 4,425,802 76,345,084
155,917,537
a
Pharmaceuticals  —  3 .5%
Bristol-Myers Squibb Co. .................... 3,833,389 206,773,003
Elanco Animal Health, Inc.
(a) (b)
................ 1,139,928 25,796,571
Jazz Pharmaceuticals PLC
(a)
................. 135,099 22,966,830
Johnson & Johnson ....................... 5,604,907 1,159,935,504
Merck & Co., Inc. ......................... 5,868,489 617,717,152
Organon & Co. .......................... 601,488 4,312,669
Perrigo Co. PLC ......................... 315,784 4,395,713
Pfizer, Inc. ............................. 13,231,674 329,468,682
Royalty Pharma PLC , Class A ................ 905,922 35,004,826
Viatris, Inc. ............................. 2,723,057 33,902,060
Zoetis, Inc. , Class A ....................... 211,187 26,571,548
2,466,844,558
a
Professional Services  —  0 .7%
Amentum Holdings, Inc.
(a)
................... 369,067 10,702,943
Automatic Data Processing, Inc. ............... 69,682 17,924,301
Broadridge Financial Solutions, Inc. ............ 24,788 5,531,938
CACI International, Inc. , Class A
(a)
............. 50,375 26,840,304
Clarivate PLC
(a) (b)
......................... 820,510 2,740,504
Concentrix Corp. ......................... 105,109 4,370,432
Dayforce, Inc.
(a)
.......................... 325,069 22,481,772
Equifax, Inc. ............................ 234,835 50,954,498
FTI Consulting, Inc.
(a)
...................... 73,202 12,505,098
Genpact Ltd. ............................ 372,935 17,445,899
Jacobs Solutions, Inc. ...................... 276,266 36,594,194
KBR, Inc. .............................. 275,176 11,062,075
Leidos Holdings, Inc. ...................... 296,991 53,577,176
ManpowerGroup, Inc. ...................... 106,627 3,170,021
Parsons Corp.
(a)
.......................... 122,166 7,549,859
Paychex, Inc. ........................... 515,679 57,848,870
Paycom Software, Inc. ..................... 53,901 8,589,663
Paylocity Holding Corp.
(a)
................... 8,572 1,307,230
Robert Half, Inc. ......................... 228,938 6,217,956
Science Applications International Corp. ......... 108,812 10,953,016
SS&C Technologies Holdings, Inc. ............. 489,865 42,823,998
TransUnion ............................. 451,722 38,735,162
Verisk Analytics, Inc. ....................... 129,816 29,038,541
478,965,450
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a) (b)
................ 616,444 99,118,031
CoStar Group, Inc.
(a)
....................... 850,574 57,192,596
Howard Hughes Holdings, Inc.
(a) (b)
.............. 71,777 5,725,651
Jones Lang LaSalle, Inc.
(a)
................... 80,693 27,150,774
Zillow Group, Inc. , Class A
(a) (b)
................ 115,423 7,875,311
Zillow Group, Inc. , Class C , NVS
(a)
............. 384,377 26,222,199
223,284,562
a
Residential REITs  —  0 .5%
American Homes 4 Rent , Class A .............. 798,948 25,646,231
AvalonBay Communities, Inc. ................ 331,213 60,052,229
Camden Property Trust ..................... 251,393 27,673,341
Equity LifeStyle Properties, Inc. ............... 445,691 27,013,332
Equity Residential ........................ 882,100 55,607,584

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Residential REITs (continued)
Essex Property Trust, Inc. ................... 147,640 $ 38,634,435
Invitation Homes, Inc. ...................... 1,416,469 39,363,674
Mid-America Apartment Communities, Inc. ........ 269,741 37,469,722
Sun Communities, Inc. ..................... 230,613 28,575,257
UDR, Inc. .............................. 730,681 26,801,379
366,837,184
a
Retail REITs  —  0 .5%
Agree Realty Corp. ....................... 263,375 18,970,901
Brixmor Property Group, Inc. ................. 715,056 18,748,768
Federal Realty Investment Trust ............... 197,111 19,868,789
Kimco Realty Corp. ....................... 1,548,498 31,388,054
NNN REIT, Inc. .......................... 433,249 17,169,658
Realty Income Corp. ....................... 2,132,652 120,217,593
Regency Centers Corp. .................... 422,354 29,155,097
Simon Property Group, Inc. .................. 587,126 108,682,894
364,201,754
a
Semiconductors & Semiconductor Equipment  —  4 .7%
Advanced Micro Devices, Inc.
(a)
............... 1,556,804 333,405,145
Allegro MicroSystems, Inc.
(a)
................. 285,023 7,518,907
Amkor Technology, Inc. ..................... 264,525 10,443,447
Analog Devices, Inc. ....................... 1,155,537 313,381,634
Applied Materials, Inc. ..................... 1,338,251 343,917,125
Cirrus Logic, Inc.
(a)
........................ 118,553 14,048,531
Entegris, Inc. ............................ 293,578 24,733,947
First Solar, Inc.
(a)
......................... 236,409 61,757,123
GLOBALFOUNDRIES, Inc.
(a)
................. 237,953 8,309,319
Intel Corp.
(a)
............................ 10,277,217 379,229,307
Lattice Semiconductor Corp.
(a)
................ 47,029 3,460,394
MACOM Technology Solutions Holdings, Inc.
(a) (b)
.... 110,344 18,899,720
Marvell Technology, Inc. .................... 1,872,871 159,156,578
Microchip Technology, Inc. ................... 1,226,370 78,144,296
Micron Technology, Inc. ..................... 2,602,369 742,742,136
MKS, Inc. .............................. 157,155 25,113,369
ON Semiconductor Corp.
(a)
.................. 951,459 51,521,505
Onto Innovation, Inc.
(a)
..................... 87,576 13,824,747
Qnity Electronics, Inc. ...................... 486,919 39,756,936
Qorvo, Inc.
(a)
............................ 196,904 16,640,357
QUALCOMM, Inc. ........................ 1,940,955 332,000,353
Skyworks Solutions, Inc. .................... 347,571 22,039,477
Teradyne, Inc. ........................... 364,715 70,594,235
Texas Instruments, Inc. ..................... 1,250,742 216,991,230
Universal Display Corp. .................... 101,712 11,877,927
3,299,507,745
a
Software  —  1 .6%
Aurora Innovation, Inc. , Class A
(a) (b)
............. 2,715,517 10,427,585
BILL Holdings, Inc.
(a) (b)
...................... 187,467 10,224,450
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 1,360,475 10,815,776
Circle Internet Group, Inc.
(a)
.................. 92,440 7,330,492
Docusign, Inc.
(a)
.......................... 113,726 7,778,858
Dolby Laboratories, Inc. , Class A .............. 140,084 8,996,195
Dropbox, Inc. , Class A
(a)
.................... 316,653 8,802,953
Fair Isaac Corp.
(a)
......................... 9,561 16,164,018
Gen Digital, Inc. .......................... 1,135,150 30,864,729
nCino, Inc.
(a) (b)
........................... 212,372 5,445,218
Nutanix, Inc. , Class A
(a)
..................... 449,579 23,238,739
Pegasystems, Inc. ........................ 134,600 8,038,312
PTC, Inc.
(a)
............................. 245,638 42,792,596
Roper Technologies, Inc. .................... 250,060 111,309,208
Rubrik, Inc. , Class A
(a)
...................... 125,480 9,596,710
SailPoint, Inc.
(a) (b)
......................... 139,335 2,818,747
Salesforce, Inc. .......................... 1,931,010 511,543,859
SentinelOne, Inc. , Class A
(a)
.................. 187,830 2,817,450
Security Shares Value
a
Software (continued)
Strategy, Inc. , Class A
(a) (b)
................... 589,209 $ 89,530,308
Synopsys, Inc.
(a)
......................... 113,942 53,520,836
Teradata Corp.
(a)
......................... 170,461 5,188,833
Trimble, Inc.
(a)
........................... 551,863 43,238,466
Tyler Technologies, Inc.
(a)
................... 17,574 7,977,717
UiPath, Inc. , Class A
(a)
..................... 933,435 15,299,000
Unity Software, Inc.
(a)
...................... 706,312 31,197,801
Zoom Communications, Inc. , Class A
(a)
.......... 620,545 53,546,828
1,128,505,684
a
Specialized REITs  —  1 .2%
Crown Castle, Inc. ........................ 1,010,498 89,802,957
CubeSmart ............................. 531,058 19,144,641
Digital Realty Trust, Inc. .................... 801,342 123,975,621
EPR Properties .......................... 172,886 8,627,011
Equinix, Inc. ............................ 227,612 174,387,210
Extra Space Storage, Inc. ................... 490,647 63,892,052
Fermi, Inc.
(a) (b)
........................... 83,386 667,088
Gaming and Leisure Properties, Inc. ............ 629,919 28,151,080
Iron Mountain, Inc. ........................ 682,097 56,579,946
Millrose Properties, Inc. , Class A ............... 355,871 10,629,867
National Storage Affiliates Trust ............... 163,161 4,602,772
Public Storage ........................... 319,436 82,893,642
Rayonier, Inc. ........................... 374,500 8,107,925
SBA Communications Corp. , Class A ............ 250,237 48,403,343
VICI Properties, Inc. ....................... 2,487,878 69,959,129
Weyerhaeuser Co. ........................ 1,679,253 39,781,504
829,605,788
a
Specialty Retail  —  1 .8%
AutoNation, Inc.
(a)
......................... 63,768 13,166,817
AutoZone, Inc.
(a)
......................... 32,809 111,271,724
Bath & Body Works, Inc. .................... 493,300 9,905,464
Best Buy Co., Inc. ........................ 447,802 29,971,388
CarMax, Inc.
(a)
........................... 347,605 13,431,457
Dick's Sporting Goods, Inc. .................. 147,028 29,107,133
Five Below, Inc.
(a)
......................... 124,819 23,510,907
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 170,367 10,373,647
GameStop Corp. , Class A
(a) (b)
................. 950,169 19,079,394
Gap, Inc. (The) .......................... 534,864 13,692,518
Home Depot, Inc. (The) .................... 551,700 189,839,970
Lithia Motors, Inc. , Class A .................. 49,271 16,374,231
Lowe's Companies, Inc. .................... 1,305,389 314,807,611
O'Reilly Automotive, Inc.
(a)
................... 159,856 14,580,466
Penske Automotive Group, Inc. ............... 42,733 6,764,207
RH
(a) (b)
................................ 29,261 5,242,108
Ross Stores, Inc. ......................... 593,803 106,967,672
TJX Companies, Inc. (The) .................. 1,302,579 200,089,160
Ulta Beauty, Inc.
(a)
........................ 78,546 47,521,115
Valvoline, Inc.
(a)
.......................... 33,565 975,399
Wayfair, Inc. , Class A
(a) (b)
.................... 187,141 18,790,828
Williams-Sonoma, Inc. ..................... 234,565 41,890,963
1,237,354,179
a
Technology Hardware, Storage & Peripherals  —  0 .7%
Dell Technologies, Inc. , Class C ............... 640,338 80,605,747
Hewlett Packard Enterprise Co. ............... 3,047,056 73,190,285
HP, Inc. ............................... 2,194,055 48,883,545
NetApp, Inc. ............................ 280,501 30,038,852
Pure Storage, Inc. , Class A
(a)
................. 105,569 7,074,179
Sandisk Corp.
(a)
.......................... 313,497 74,417,918
Super Micro Computer, Inc.
(a) (b)
................ 644,433 18,862,554
Western Digital Corp.
(b)
..................... 792,417 136,509,677
469,582,757
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Amer Sports, Inc.
(a) (b)
...................... 345,699 $ 12,911,858
Birkenstock Holding PLC
(a) (b)
................. 92,682 3,790,694
Columbia Sportswear Co. ................... 60,260 3,319,723
Crocs, Inc.
(a) (b)
........................... 117,245 10,026,792
Lululemon Athletica, Inc.
(a)
................... 103,452 21,498,360
NIKE, Inc. , Class B ....................... 2,694,815 171,686,664
PVH Corp. ............................. 110,756 7,422,867
Ralph Lauren Corp. , Class A ................. 82,177 29,058,609
Tapestry, Inc. ............................ 39,689 5,071,063
Under Armour, Inc. , Class A
(a) (b)
............... 481,087 2,391,003
Under Armour, Inc. , Class C , NVS
(a) (b)
........... 427,614 2,052,547
VF Corp. .............................. 813,846 14,714,336
283,944,516
a
Tobacco  —  1 .2%
Altria Group, Inc. ......................... 3,928,920 226,541,527
Philip Morris International, Inc. ................ 3,628,747 582,051,019
808,592,546
a
Trading Companies & Distributors  —  0 .6%
Air Lease Corp. , Class A .................... 241,273 15,496,965
Applied Industrial Technologies, Inc. ............ 89,196 22,902,857
Core & Main, Inc. , Class A
(a)
.................. 184,608 9,594,078
Fastenal Co. ............................ 480,590 19,286,077
Ferguson Enterprises, Inc. ................... 418,728 93,221,415
MSC Industrial Direct Co., Inc. , Class A .......... 101,766 8,558,521
QXO, Inc.
(a) (b)
............................ 1,417,093 27,335,724
SiteOne Landscape Supply, Inc.
(a) (b)
............. 69,317 8,634,125
United Rentals, Inc. ....................... 147,826 119,638,538
Watsco, Inc. ............................ 81,330 27,404,143
WESCO International, Inc. ................... 112,003 27,400,414
WW Grainger, Inc. ........................ 14,949 15,084,288
394,557,145
a
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 452,857 $ 59,097,839
Essential Utilities, Inc. ...................... 650,611 24,957,438
84,055,277
a
Wireless Telecommunication Services  —  0 .4%
GCI Liberty, Inc. , Class A
(a) (d)
................. 250,091 3
Millicom International Cellular SA
(a)
............. 238,107 13,200,652
T-Mobile U.S., Inc. ........................ 1,122,282 227,868,137
241,068,792
a
Total Long-Term Investments — 99.8%
(Cost: $ 58,005,123,671 ) .............................. 69,648,551,716
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(c) (e) (f)
...................... 472,494,679 472,730,926
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (e)
............................ 110,423,245 110,423,245
a
Total Short-Term Securities — 0.8%
(Cost: $ 582,801,998 ) ................................ 583,154,171
Total Investments — 100.6%
(Cost: $ 58,587,925,669 ) .............................. 70,231,705,887
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (404,556,435)
Net Assets — 100.0% ................................. $ 69,827,149,452
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 699,490,732  $ —  $ (226,734,652)
(a)
$ (20,161) $ (4,993) $ 472,730,926  472,494,679  $ 4,003,960
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 108,886,169  1,537,076
(a)
—  —  —  110,423,245  110,423,245  3,228,652  —
BlackRock, Inc. ... 346,562,170  72,300,592  (82,508,680) 24,759,854  19,216,398  380,330,334  355,336  5,418,301  —
$ 24,739,693  $ 19,211,405
$ 963,484,505
$ 12,650,913  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 1000 Value ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index .......................................................... 1,657  03/20/26 $ 172,452  $ (1,545,840)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 69,648,551,713 $ — $ 3 $ 69,648,551,716
Short-Term Securities
Money Market Funds .......................................... 583,154,171 — — 583,154,171
$ 70,231,705,884 $ — $ 3 $ 70,231,705,887
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................... $ (1,545,840) $ — $ — $ (1,545,840)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust